TAXES ON INCOME (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Non-Israeli Subsidiaries	$ 324	$ 180	$ 137
TAXES ON INCOME	$ 324	$ 180	$ 137